SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less accumulated depreciation:	$ (1,749)	$ (28,752)	$ (3,863)
Property and equipment, net	3,313	96,129	117,499
Computers	5,062	5,062
Equipment	119,819	119,819
Disposed equipment	$ (119,819)	119,819
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment		5,062	5,062
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment		$ 119,819	$ 116,300